Property, Plant And Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2016	2015
Land and improvements	$150.5	$121.7
Buildings	880.9	890.1
Machinery and equipment	1,953.9	1,690.2
Customer-leased instruments	1,332.0	1,287.7
Gross property, plant and equipment	4,317.3	3,989.7
Less: accumulated depreciation	(1,963.3)	(1,687.0)
Property, plant and equipment, net	$2,354.0	$2,302.7